Convertible Debentures - Conversion and Redemption Activities (Details) - USD ($) $ in Thousands		8 Months Ended	12 Months Ended
	Sep. 09, 2021	Sep. 08, 2021	Dec. 31, 2021	Dec. 31, 2020
Number of shares issued
Debentures conversion (in shares)			16,449,980	0
2022 convertible debentures
Number of shares issued
Debentures conversion (in shares)	259,455	16,190,525	16,449,980
Principal amount
Total principal amount converted and redeemed into common shares of the Company	$ 3,047	$ 169,353	$ 172,400